Troutman Pepper Locke LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103 troutman.com

John P. Falco D 215.981.4659 john.falco@troutman.com

May 5, 2025

VIA Edgar

Filing Desk

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc. 1940 Act File No.: 811-06445 Preliminary Proxy Materials

Dear Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of The Herzfeld Caribbean Basin Fund, Inc. (the “Fund”), in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”). At the Meeting, shareholders of the Fund will be asked to:

(i)	approve an amended and restated investment advisory agreement between Thomas J. Herzfeld Advisors, Inc. and the Fund to permit a fee based on “managed assets” and an incentive fee;

(ii)	revise the Fund’s investment objective and reclassify it as non-fundamental; and

(iii)	(iii) amend the Fund’s fundamental policies regarding borrowing, senior securities, underwriting securities by other persons, industry concentration purchase and sale of real estate, purchase and sale of commodities and making loans to other person.

Please direct any questions concerning this letter to the undersigned at 215.981.4659 or john.falco@troutman.com or James L. Severs, Esq. at 913.835.4142 or james.severs@troutman.com.

Filing Desk May 5, 2025 Page 2

Very truly yours,

John P. Falco

cc:	Erik M. Herzfeld, President of the Fund
Thomas Morgan, Chief Compliance Officer of the Fund
James L. Severs, Esq.